Accrued Compensation	12 Months Ended
Dec. 31, 2015
Compensation Related Costs [Abstract]
Accrued Compensation
Accrued Compensation
Accrued compensation consisted of the following (in thousands):

	As of December 31,
	2015	2014
Accrued bonuses	$4,034	$4,728
Accrued commissions	5,212	3,035
Other benefits payable	2,231	2,692
Total	$11,477	$10,455